Convertible notes and Standby Equity Distribution Agreement (Details) - USD ($)		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible notes and Standby Equity Distribution Agreement
Redeem the loan principle, redemption premium and unpaid interests		$ 1,806,453
March 2021 Notes
Convertible notes and Standby Equity Distribution Agreement
Principal amount	$ 20,000,000
Discount percentage (in %)	2.00%
Interest rate (in %)	5.00%
Net proceeds from issuance of convertible notes	$ 18,200,000
Conversion price (in $ per share)	$ 0.1		$ 0.0042	$ 0.0214
Shares for commitment fee of convertible notes (in shares)	3,750,000
Commitment fees on convertible notes through issuance of treasury shares	$ 200,000
Conversion of convertible notes (Note 10) (in shares)			1,195,980,950	347,620,500
Loan discount	2,000,000
Issuance costs	$ 1,600,000
Debt redemption premium (in %)	8.00%
Threshold consecutive trading days prior to redemption date (in days)	5 days
Percentage of redemption (in %)	108.00%
Interest rate (in %)	15.00%
Derivative liabilities	$ 1,662,355		$ 0	$ 553,707
Aggregate net gain			553,707
Floor price (in $ per share)	$ 0.015
Debt amount redeemed through cash payments, including loan principle, redemption premium and unpaid interests		$ 1,800,000	8,800,000	7,400,000
Redeem the loan principle, redemption premium and unpaid interests			$ 3,700,000	$ 4,200,000